Redeemable preferred shares (Details) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Aug. 06, 2025 USD ($) $ / shares shares	Aug. 31, 2025 $ / shares	Jun. 30, 2026	Aug. 06, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024	Aug. 06, 2025 CAD ($)
Redeemable preferred shares
Total proceeds from rights offering | $	$ 18,428
Settlement of related party loans | $	1,408
Additional commitment	3,572			$ 3,572			$ 5,000
Total estimated proceeds | $	$ 22,000
Reverse stock split conversion ratio	0.10		0.1		0.10	0.10
Conversion ratio	0.01		0.01	0.01	0.01		0.01
Temporary equity shares issued | shares					156,779,796
Number of shares converted to Common A shares | shares				11,960,583
Threshold gross proceeds | $	$ 60,000
Extinguishment of preferred shares (note 12) | $					$ 148
Rights Offering deemed dividends (note 12) | $					$ 459
Redemption approval requirement percentage	0.67%
Minimum
Redeemable preferred shares
Threshold gross proceeds | $	$ 60,000
Unrestricted cash to trigger conversion | $	$ 60,000
Redemption approval requirement percentage	0.67%
Class A common Shares
Redeemable preferred shares
Number of shares converted to Common A shares | shares	11,960,583				11,960,583
New Class A
Redeemable preferred shares
Conversion ratio		0.01
Temporary equity shares issued | shares	56,010,259
Redemption approval requirement percentage		0.667%
New Class A | Related party
Redeemable preferred shares
Temporary equity shares issued | shares	6,136,975
Class B Series 1 redeemable convertible preferred shares
Redeemable preferred shares
Conversion ratio		0.01
Temporary equity shares issued | shares	11,612,203
Issue price per share | $ / shares		$ 1.587
Redemption approval requirement percentage		0.667%
Class B Series 2 redeemable convertible preferred shares
Redeemable preferred shares
Conversion ratio		0.01
Temporary equity shares issued | shares	12,010,362
Conversion discount, percentage	25.00%
Issue price per share | $ / shares		$ 1.1903
Redemption approval requirement percentage		0.667%
Class B Series 3 redeemable convertible preferred shares
Redeemable preferred shares
Conversion ratio		0.01
Temporary equity shares issued | shares	95,229,750
Number of shares issued for each share | shares	12.542
Issue price per share | $ / shares	$ 0.0001	$ 0.00001
Redemption approval requirement percentage		0.667%
Class B Series 3 redeemable convertible preferred shares | Related party
Redeemable preferred shares
Temporary equity shares issued | shares	50,414,582
Class F Series 1 redeemable convertible preferred shares
Redeemable preferred shares
Convertible preferred shares, exchange ratio	1.225			1.225			1.225
Cumulative dividend accrual percentage	15.00%
Extinguishment of preferred shares (note 12) | $	$ 137
Rights Offering deemed dividends (note 12) | $	$ 459